Selected Statement of Operations Data - Financial Data Relating to Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from unaffiliated customers:
Sales of products		$ 674,466	$ 588,396	$ 537,370
Service rendered		226,390	218,006	215,147
Total revenues		900,856	806,402	752,517
Operating income (loss)		137,510	116,945	94,704
Assets (at end of year)		1,303,904	1,102,903	1,041,878
Expenditures for segment assets		24,445	23,550	19,348
Depreciation and amortization		44,543	44,756	45,282
GAIN FROM RELEASE OF AMST EARN-OUT PAYMENT OBLIGATION		(1,471)
Adjustments to Consolidation [Member]
Revenues from unaffiliated customers:
Operating income (loss)		(1,595)
Assets (at end of year)		54,068	24,204	24,289
Expenditures for segment assets		86
Depreciation and amortization		41
Production Solutions for Electronics Industry [Member] | Reportable Segments [Member]
Revenues from unaffiliated customers:
Sales of products		664,659	577,211	515,550
Service rendered		218,900	209,119	207,131
Total revenues		883,559	786,330	722,681
Operating income (loss)	[1]	141,784	119,006	92,988
Assets (at end of year)		1,231,093	1,060,299	998,897
Expenditures for segment assets		23,887	23,379	19,293
Depreciation and amortization		44,146	44,573	45,129
GAIN FROM RELEASE OF AMST EARN-OUT PAYMENT OBLIGATION		(1,471)
Solar Energy [Member] | Reportable Segments [Member]
Revenues from unaffiliated customers:
Sales of products		157	3,176	13,894
Service rendered		1,431	2,617	1,683
Total revenues		1,588	5,793	15,577
Operating income (loss)		(4,132)	(2,424)	(465)
Assets (at end of year)		2,912	6,732	7,290
Expenditures for segment assets		324
Depreciation and amortization		250
Recognition Software [Member] | Reportable Segments [Member]
Revenues from unaffiliated customers:
Sales of products		9,650	8,009	7,926
Service rendered		6,059	6,270	6,333
Total revenues		15,709	14,279	14,259
Operating income (loss)		1,453	363	2,181
Assets (at end of year)		15,831	11,668	11,402
Expenditures for segment assets		148	171	55
Depreciation and amortization		$ 106	$ 183	$ 153

[1]	Including share in net income of Frontline.